PROPERTY AND EQUIPMENT	9 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2022 and September 30, 2021 was comprised of the following:

	Estimated	June 30,	September 30,
	Useful Lives	2022	2021
Machinery and equipment	2-3 years	$1,498,355	$654,798
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,855	26,855
Less: accumulated depreciation		(575,444)	(356,761)
		$953,378	$328,504

Total depreciation expense was $218,683 and $64,980 for the nine months ended June 20, 2022 and 2021, respectively. $207,440 and $10,918 of depreciation was recorded for research and development and selling, general and administrative purposes, respectively, for the nine months ended June 30, 2022. $0 and $64,980 of depreciation was recorded for research and development and selling, general and administrative purposes, respectively, for the nine months ended June 30, 2021.